Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Registrant Name	ITURAN LOCATION AND CONTROL LTD.
Entity Central Index Key	0001337117
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Financial Statement Error Correction [Flag]	false
Entity File Number	001-32618
Entity Incorporation State Country Code	L3
Entity Address, Address Line One	3 Hashikma street
Entity Address, City or Town	Azour
Entity Address, Country	IL
Entity Address, Postal Zip Code	5800182
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ITRN
Name of Exchange on which Security is Registered	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	19,808,642
Auditor Name	FAHN KANNE & CO. GRANT THORNTON ISRAEL
Auditor Location	Tel-Aviv, Israel
Auditor Firm Id	1375
Auditor Opinion [Text Block]
Opinion on the financial statements
We have audited the accompanying consolidated balance sheets of Ituran Location and Control Ltd. and subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of income, comprehensive income (loss), changes in equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in the 2013 Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”), and our report dated April 23, 2026, expressed an unqualified opinion.

Business Contact [Member]
Contact Personnel Name	Guy Aharonov
Entity Address, Address Line One	3 Hashikma street
Entity Address, City or Town	Azour
Entity Address, Country	IL
Entity Address, Postal Zip Code	5800182
Country Region	972
City Area Code	3
Local Phone Number	5571314
Contact Personnel Fax Number	972-3-5571327